John Hancock

Multimanager Lifestyle Portfolios

Quarterly portfolio holdings 3/31/19

Portfolios’ investments

Subadvisors of Affiliated Underlying Funds

Aberdeen Standard Investments Inc.	(Aberdeen)
Allianz Global Investors U.S. LLC	(Allianz)
Barrow, Hanley, Mewhinney & Strauss, LLC	(Barrow Hanley)
BCSF Advisors, LP (Bain Capital Credit)	(Bain Capital)
Boston Partners Global Investors, Inc.	(Boston Partners)
Deutsche Investment Management Americas, Inc.	(Deutsche)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
First Quadrant, L.P.	(First Quadrant)
Franklin Templeton Investments Corp.	(Franklin Templeton)
Invesco Advisers, Inc.	(Invesco)
Jennison Associates LLC	(Jennison)
John Hancock Asset Management	(JHAM)
Pacific Investment Management Company LLC	(PIMCO)
Pictet Asset Management SA	(Pictet)
Redwood Investments, LLC	(Redwood)
Stone Harbor Investment Partners LP	(Stone Harbor)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Templeton Investment Counsel, LLC	(Templeton)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)

MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO

As of 3-31-19 (unaudited)

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 92.2%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	5,947,551	$236,415,145
Capital Appreciation, Class NAV, JHF II (Jennison)	9,065,604	139,700,953
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	13,739,583	153,471,142
Disciplined Value, Class NAV, JHF III (Boston Partners)	7,576,723	148,655,309
Disciplined Value International, Class NAV, JHIT (Boston Partners)	17,120,418	204,760,200
Emerging Markets Equity, Class NAV, JHIT (JHAM) (B)(C)	26,720,859	283,775,518
Equity Income, Class NAV, JHF II (T. Rowe Price)	10,884,413	195,048,679
Financial Industries, Class NAV, JHIT II (JHAM) (B)(C)	3,526,773	61,189,503
Fundamental Global Franchise, Class NAV, JHF II (JHAM) (B)(C)	2,627,620	29,455,620
Fundamental Large Cap Core, Class NAV, JHIT (JHAM) (B)(C)	3,999,583	182,180,984
Global Equity, Class NAV, JHF II (JHAM) (B)(C)	5,588,678	62,593,192
Global Shareholder Yield, Class NAV, JHF III (Epoch)	3,571,527	39,536,805
Global Thematic Opportunities, Class NAV, JHIT (Pictet) (D)	6,401,576	70,417,340
Greater China Opportunities, Class NAV, JHIT III (JHAM) (B)(C)	434,808	9,204,881
International Growth, Class NAV, JHF III (Wellington)	5,589,761	149,973,287
International Growth Stock, Class NAV, JHF II (Invesco)	4,239,516	56,131,196
International Small Cap, Class NAV, JHF II (Franklin Templeton)	603,206	10,465,618
International Small Company, Class NAV, JHF II (DFA)	10,647,905	109,353,988
International Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	31,942,347	291,953,055
Mid Cap Stock, Class NAV, JHF II (Wellington)	8,587,202	186,256,407
Mid Value, Class NAV, JHF II (T. Rowe Price)	13,720,013	202,507,385
Multifactor Emerging Markets ETF, JHETF (DFA)	3,568,132	91,148,289
Multifactor Mid Cap ETF, JHETF (DFA)	332,796	11,694,451
Multifactor Small Cap ETF, JHETF (DFA)	465,634	12,059,921
Small Cap Core, Class NAV, JHIT (JHAM) (B)(C)	5,642,221	64,434,168
Small Cap Growth, Class NAV, JHF II (Redwood)	3,864,980	64,545,172
Small Cap Stock, Class NAV, JHF II (Wellington)	463,483	4,083,285
Small Cap Value, Class NAV, JHF II (Wellington)	3,985,743	77,602,418
U.S. Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	23,585,568	226,657,311
Value Equity, Class NAV, JHIT (Barrow Hanley)	7,573,073	85,424,264

2	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Alternative and specialty - 7.8%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	2,418,907	$22,350,701
Diversified Real Assets, Class NAV, JHIT (Deutsche/JHAM/Wellington) (B)(E)	12,364,151	123,765,150
Global Focused Strategies, Class NAV, JHIT (Aberdeen)	3,250,776	31,500,020
Health Sciences, Class NAV, JHF II (T. Rowe Price)	10,452,011	48,706,371
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	9,987,542	37,253,531
Seaport Long/Short, Class NAV, JHIT (Wellington)	1,332,698	14,979,522
Technical Opportunities, Class NAV, JHF II (Wellington)	1,364,060	12,426,590
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $3,280,349,053)		$3,751,677,371
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3851% (F)	2,372	2,372
TOTAL SHORT-TERM INVESTMENTS (Cost $2,372)		$2,372
Total Investments (Multimanager Lifestyle Aggressive Portfolio) (Cost $3,280,351,425) - 100.0%		$3,751,679,743
Other assets and liabilities, net - 0.0%		155,566
TOTAL NET ASSETS - 100.0%		$3,751,835,309

MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO

As of 3-31-19 (unaudited)

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 97.1%
Equity - 74.1%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	13,770,294	$547,369,203
Capital Appreciation, Class NAV, JHF II (Jennison)	21,312,628	328,427,598
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	42,361,732	473,180,543
Disciplined Value, Class NAV, JHF III (Boston Partners)	18,448,631	361,962,139
Disciplined Value International, Class NAV, JHIT (Boston Partners)	40,272,400	481,657,903
Emerging Markets Equity, Class NAV, JHIT (JHAM) (B)(C)	44,735,153	475,087,329
Equity Income, Class NAV, JHF II (T. Rowe Price)	26,266,855	470,702,042
Financial Industries, Class NAV, JHIT II (JHAM) (B)(C)	9,128,043	158,371,552

MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Fundamental Global Franchise, Class NAV, JHF II (JHAM) (B)(C)	9,842,346	$110,332,697
Fundamental Large Cap Core, Class NAV, JHIT (JHAM) (B)(C)	7,605,139	346,414,102
Global Equity, Class NAV, JHF II (JHAM) (B)(C)	17,138,075	191,946,438
Global Shareholder Yield, Class NAV, JHF III (Epoch)	13,026,657	144,205,094
Global Thematic Opportunities, Class NAV, JHIT (Pictet) (D)	15,602,794	171,630,738
International Growth, Class NAV, JHF III (Wellington)	13,151,384	352,851,633
International Growth Stock, Class NAV, JHF II (Invesco)	10,280,945	136,119,709
International Small Cap, Class NAV, JHF II (Franklin Templeton)	1,378,375	23,914,806
International Small Company, Class NAV, JHF II (DFA)	23,453,482	240,867,261
International Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	81,497,474	744,886,913
Mid Cap Stock, Class NAV, JHF II (Wellington)	20,959,934	454,620,977
Mid Value, Class NAV, JHF II (T. Rowe Price)	33,245,758	490,707,382
Multifactor Emerging Markets ETF, JHETF (DFA)	8,482,819	216,694,460
Multifactor Mid Cap ETF, JHETF (DFA)	410,476	14,424,127
Multifactor Small Cap ETF, JHETF (DFA)	1,271,422	32,929,830
Small Cap Core, Class NAV, JHIT (JHAM) (B)(C)	13,030,891	148,812,779
Small Cap Growth, Class NAV, JHF II (Redwood)	7,610,611	127,097,201
Small Cap Stock, Class NAV, JHF II (Wellington)	924,645	8,146,122
Small Cap Value, Class NAV, JHF II (Wellington)	7,797,814	151,823,431
U.S. Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	63,964,202	614,695,984
Value Equity, Class NAV, JHIT (Barrow Hanley)	18,451,612	208,134,187
Fixed income - 16.5%
Asia Pacific Total Return Bond, Class NAV, JHF II (JHAM) (B)(C)	6,756,455	65,470,049
Bond, Class NAV, JHSB (JHAM) (B)(C)	26,345,200	413,092,731
Core Bond, Class NAV, JHF II (Wells Capital)	23,937,297	307,115,524
Emerging Markets Debt, Class NAV, JHF II (JHAM) (B)(C)	25,461,390	233,735,563
Floating Rate Income, Class NAV, JHF II (Bain Capital)	13,960,254	115,590,905
Global Bond, Class NAV, JHF II (PIMCO)	327,906	4,180,799
High Yield, Class NAV, JHBT (JHAM) (B)(C)	33,287,530	112,844,727
Real Return Bond, Class NAV, JHF II (PIMCO)	1,109,774	12,018,847
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	13,277,078	125,335,617
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	394,492	3,656,941
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	3,196,195	33,432,200

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	3

MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Strategic Income Opportunities, Class NAV, JHF II (JHAM) (B)(C)	33,158,620	$343,191,721
Total Return, Class NAV, JHF II (PIMCO)	2,168,133	28,987,944
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	3,347,091	36,751,057
Alternative and specialty - 6.5%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	13,859,438	128,061,204
Diversified Real Assets, Class NAV, JHIT (Deutsche/JHAM/Wellington) (B)(E)	31,476,047	315,075,233
Global Absolute Return Strategies, Class NAV, JHF II (Aberdeen) (D)	3,045,097	31,821,261
Health Sciences, Class NAV, JHF II (T. Rowe Price)	21,427,664	99,852,913
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	22,724,463	84,762,246
Seaport Long/Short, Class NAV, JHIT (Wellington)	2,311,531	25,981,609
Technical Opportunities, Class NAV, JHF II (Wellington)	3,325,101	30,291,668
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $9,640,633,997)		$10,779,264,939
UNAFFILIATED INVESTMENT COMPANIES - 1.6%
Fixed income - 1.6%
Fidelity Inflation Protected Bond Index Fund	18,003,869	176,257,872
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $175,055,670)		$176,257,872
SHORT-TERM INVESTMENTS - 1.3%
U.S. Government - 1.3%
U.S. Treasury Bill, 2.347%, 04/25/2019 *	21,133,000	21,100,033
U.S. Treasury Bill, 2.361%, 05/09/2019 *	62,341,000	62,185,290
U.S. Treasury Bill, 2.381%, 06/27/2019 *	7,784,000	7,739,778
U.S. Treasury Bill, 2.390%, 05/30/2019 *	22,783,000	22,695,160
U.S. Treasury Bill, 2.398%, 06/13/2019 *	29,005,000	28,865,744
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3851% (F)	2,951	2,951
TOTAL SHORT-TERM INVESTMENTS (Cost $142,585,449)		$142,588,956
Total Investments (Multimanager Lifestyle Growth Portfolio) (Cost $9,958,275,116) - 100.0%		$11,098,111,767
Other assets and liabilities, net - 0.0%		1,362,949
TOTAL NET ASSETS - 100.0%	$11,099,474,716

MULTIMANAGER LIFESTYLE BALANCED

PORTFOLIO

As of 3-31-19 (unaudited)

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 94.7%
Equity - 55.3%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	10,267,983	$408,152,326
Capital Appreciation, Class NAV, JHF II (Jennison)	16,381,149	252,433,510
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	42,653,448	476,439,014
Disciplined Value, Class NAV, JHF III (Boston Partners)	13,218,036	259,337,859
Disciplined Value International, Class NAV, JHIT (Boston Partners)	28,073,303	335,756,704
Emerging Markets Equity, Class NAV, JHIT (JHAM) (B)(C)	27,272,992	289,639,175
Equity Income, Class NAV, JHF II (T. Rowe Price)	18,624,185	333,745,404
Financial Industries, Class NAV, JHIT II (JHAM) (B)(C)	7,488,009	129,916,956
Fundamental Global Franchise, Class NAV, JHF II (JHAM) (B)(C)	11,816,003	132,457,390
Fundamental Large Cap Core, Class NAV, JHIT (JHAM) (B)(C)	5,712,816	260,218,784
Global Equity, Class NAV, JHF II (JHAM) (B)(C)	16,244,745	181,941,147
Global Shareholder Yield, Class NAV, JHF III (Epoch)	12,562,095	139,062,397
Global Thematic Opportunities, Class NAV, JHIT (Pictet) (D)	7,867,298	86,540,280
International Growth, Class NAV, JHF III (Wellington)	9,135,552	245,106,852
International Growth Stock, Class NAV, JHF II (Invesco)	7,080,350	93,743,831
International Small Cap, Class NAV, JHF II (Franklin Templeton)	848,030	14,713,312
International Small Company, Class NAV, JHF II (DFA)	13,386,572	137,480,092
International Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	52,807,192	482,657,741
Mid Cap Stock, Class NAV, JHF II (Wellington)	12,746,823	276,478,590
Mid Value, Class NAV, JHF II (T. Rowe Price)	21,360,767	315,284,928
Multifactor Emerging Markets ETF, JHETF (DFA)	5,472,844	139,804,347
Multifactor Mid Cap ETF, JHETF (DFA)	227,871	8,007,387
Multifactor Small Cap ETF, JHETF (DFA)	727,994	18,855,045
Small Cap Core, Class NAV, JHIT (JHAM) (B)(C)	8,090,119	92,389,155
Small Cap Growth, Class NAV, JHF II (Redwood)	5,881,560	98,222,059
Small Cap Stock, Class NAV, JHF II (Wellington)	707,105	6,229,595
Small Cap Value, Class NAV, JHF II (Wellington)	6,142,313	119,590,835
U.S. Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	58,264,754	559,924,288
Value Equity, Class NAV, JHIT (Barrow Hanley)	13,150,365	148,336,123

4	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - 34.2%
Asia Pacific Total Return Bond, Class NAV, JHF II (JHAM) (B)(C)	9,832,229	$95,274,302
Bond, Class NAV, JHSB (JHAM) (B)(C)	54,625,541	856,528,478
Core Bond, Class NAV, JHF II (Wells Capital)	51,467,873	660,332,815
Emerging Markets Debt, Class NAV, JHF II (JHAM) (B)(C)	39,953,752	366,775,443
Floating Rate Income, Class NAV, JHF II (Bain Capital)	30,566,199	253,088,132
Global Bond, Class NAV, JHF II (PIMCO)	547,327	6,978,414
High Yield, Class NAV, JHBT (JHAM) (B)(C)	62,632,917	212,325,587
Real Return Bond, Class NAV, JHF II (PIMCO)	2,250,087	24,368,444
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	29,787,637	281,195,297
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	581,424	5,389,803
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	6,882,859	71,994,707
Strategic Income Opportunities, Class NAV, JHF II (JHAM) (B)(C)	74,536,197	771,449,634
Total Return, Class NAV, JHF II (PIMCO)	4,972,710	66,485,130
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	6,445,828	70,775,196
Alternative and specialty - 5.2%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	15,351,200	141,845,091
Diversified Real Assets, Class NAV, JHIT (Deutsche/JHAM/Wellington) (B)(E)	25,636,382	256,620,187
Health Sciences, Class NAV, JHF II (T. Rowe Price)	15,285,273	71,229,374
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	15,013,127	55,998,965
Seaport Long/Short, Class NAV, JHIT (Wellington)	2,353,320	26,451,318
Technical Opportunities, Class NAV, JHF II (Wellington)	1,675,537	15,264,139
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $9,468,471,320)		$10,352,835,582
UNAFFILIATED INVESTMENT COMPANIES - 3.1%
Equity - 0.1%
Fidelity International Index Fund	79,505	3,179,397
Fixed income - 3.0%
Fidelity Inflation Protected Bond Index Fund	33,784,240	330,747,708
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $331,644,366)		$333,927,105
SHORT-TERM INVESTMENTS - 2.2%
U.S. Government - 2.2%
U.S. Treasury Bill, 2.347%, 04/25/2019 *	10,767,000	10,750,203
U.S. Treasury Bill, 2.361%, 05/09/2019 *	81,745,000	81,540,825
U.S. Treasury Bill, 2.381%, 06/27/2019 *	5,386,000	5,355,401
U.S. Treasury Bill, 2.390%, 05/30/2019 *	79,092,000	78,787,062
U.S. Treasury Bill, 2.395%, 06/13/2019 *	13,440,000	13,375,473
U.S. Treasury Bill, 2.396%, 06/13/2019 *	17,295,000	17,211,965

MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury Bill, 2.398%, 06/13/2019 *	34,415,000	$34,249,770
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3851% (F)	5,484	5,484
TOTAL SHORT-TERM INVESTMENTS (Cost $241,267,481)		$241,276,183
Total Investments (Multimanager Lifestyle Balanced Portfolio) (Cost $10,041,383,167) - 100.0%		$10,928,038,870
Other assets and liabilities, net - 0.0%		532,840
TOTAL NET ASSETS - 100.0%	$10,928,571,710

MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO

As of 3-31-19 (unaudited)

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 92.1%
Equity - 35.9%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,437,540	$57,142,219
Capital Appreciation, Class NAV, JHF II (Jennison)	3,023,740	46,595,829
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	12,597,734	140,716,686
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,929,080	37,848,547
Disciplined Value International, Class NAV, JHIT (Boston Partners)	4,788,577	57,271,380
Emerging Markets Equity, Class NAV, JHIT (JHAM) (B)(C)	2,773,324	29,452,702
Equity Income, Class NAV, JHF II (T. Rowe Price)	2,910,127	52,149,485
Fundamental Global Franchise, Class NAV, JHF II (JHAM) (B)(C)	3,537,097	39,650,861
Fundamental Large Cap Core, Class NAV, JHIT (JHAM) (B)(C)	1,830,141	83,362,934
Global Equity, Class NAV, JHF II (JHAM) (B)(C)	5,053,389	56,597,955
Global Shareholder Yield, Class NAV, JHF III (Epoch)	3,819,625	42,283,245
International Growth, Class NAV, JHF III (Wellington)	1,584,378	42,508,871
International Growth Stock, Class NAV, JHF II (Invesco)	1,168,948	15,476,877
International Small Cap, Class NAV, JHF II (Franklin Templeton)	143,160	2,483,824
International Small Company, Class NAV, JHF II (DFA)	2,385,270	24,496,726
International Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	12,065,286	110,276,716
Mid Cap Stock, Class NAV, JHF II (Wellington)	2,223,263	48,222,578
Mid Value, Class NAV, JHF II (T. Rowe Price)	3,780,198	55,795,716

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	5

MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Multifactor Emerging Markets ETF, JHETF (DFA)	1,252,101	$31,985,045
Small Cap Growth, Class NAV, JHF II (Redwood)	989,726	16,528,425
Small Cap Stock, Class NAV, JHF II (Wellington)	143,782	1,266,716
Small Cap Value, Class NAV, JHF II (Wellington)	1,334,606	25,984,770
U.S. Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	11,313,605	108,723,744
Value Equity, Class NAV, JHIT (Barrow Hanley)	1,931,459	21,786,859
Fixed income - 52.4%
Asia Pacific Total Return Bond, Class NAV, JHF II (JHAM) (B)(C)	6,068,965	58,808,267
Bond, Class NAV, JHSB (JHAM) (B)(C)	25,663,648	402,406,001
Core Bond, Class NAV, JHF II (Wells Capital)	31,846,787	408,594,276
Emerging Markets Debt, Class NAV, JHF II (JHAM) (B)(C)	15,639,658	143,572,064
Floating Rate Income, Class NAV, JHF II (Bain Capital)	12,722,446	105,341,853
Global Bond, Class NAV, JHF II (PIMCO)	454,577	5,795,854
High Yield, Class NAV, JHBT (JHAM) (B)(C)	24,244,623	82,189,273
Real Return Bond, Class NAV, JHF II (PIMCO)	931,094	10,083,744
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	10,664,770	100,675,430
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	166,611	1,544,488
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	2,460,631	25,738,205
Strategic Income Opportunities, Class NAV, JHF II (JHAM) (B)(C)	26,460,024	273,861,244
Total Return, Class NAV, JHF II (PIMCO)	2,490,627	33,299,678
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	2,511,640	27,577,807
Alternative and specialty - 3.8%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	3,956,094	36,554,309
Diversified Real Assets, Class NAV, JHIT (Deutsche/JHAM/Wellington) (B)(E)	5,993,248	59,992,411
Infrastructure, Class NAV, JHIT (Wellington) (G)	1,264,874	15,886,812
Seaport Long/Short, Class NAV, JHIT (Wellington)	767,239	8,623,769
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,785,156,141)		$2,949,154,195
UNAFFILIATED INVESTMENT COMPANIES - 5.1%
Equity - 0.5%
Fidelity International Index Fund	390,857	15,630,385
Fixed income - 4.6%
Fidelity Inflation Protected Bond Index Fund	15,170,411	148,518,326
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $163,031,967)		$164,148,711
SHORT-TERM INVESTMENTS - 2.8%

MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - 2.8%
U.S. Treasury Bill, 2.347%, 04/25/2019 *	2,863,000	$2,858,534
U.S. Treasury Bill, 2.361%, 05/09/2019 *	32,295,000	32,214,336
U.S. Treasury Bill, 2.390%, 05/30/2019 *	18,597,000	18,525,299
U.S. Treasury Bill, 2.395%, 06/13/2019 *	14,252,000	14,183,575
U.S. Treasury Bill, 2.396%, 06/13/2019 *	15,672,000	15,596,757
U.S. Treasury Bill, 2.398%, 06/13/2019 *	6,336,000	6,305,580
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3851% (F)	4,727	4,727
TOTAL SHORT-TERM INVESTMENTS (Cost $89,685,755)		$89,688,808
Total Investments (Multimanager Lifestyle Moderate Portfolio) (Cost $3,037,873,863) - 100.0%		$3,202,991,714
Other assets and liabilities, net - 0.0%		41,301
TOTAL NET ASSETS - 100.0%		$3,203,033,015

MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO

As of 3-31-19 (unaudited)

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 88.4%
Equity - 15.6%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	123,175	$4,896,197
Capital Appreciation, Class NAV, JHF II (Jennison)	446,129	6,874,848
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	6,134,826	68,526,008
Disciplined Value, Class NAV, JHF III (Boston Partners)	412,175	8,086,866
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,505,277	18,003,108
Emerging Markets Equity, Class NAV, JHIT (JHAM) (B)(C)	899,312	9,550,696
Equity Income, Class NAV, JHF II (T. Rowe Price)	688,549	12,338,805
Fundamental Global Franchise, Class NAV, JHF II (JHAM) (B)(C)	1,722,386	19,307,948
Fundamental Large Cap Core, Class NAV, JHIT (JHAM) (B)(C)	348,643	15,880,698
Global Equity, Class NAV, JHF II (JHAM) (B)(C)	2,348,012	26,297,734
Global Shareholder Yield, Class NAV, JHF III (Epoch)	1,694,930	18,762,878
International Growth, Class NAV, JHF III (Wellington)	495,742	13,300,767
International Growth Stock, Class NAV, JHF II (Invesco)	439,044	5,812,947
International Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	6,003,976	54,876,335

6	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Mid Cap Stock, Class NAV, JHF II (Wellington)	675,928	$14,660,883
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,183,505	17,468,531
Multifactor Emerging Markets ETF, JHETF (DFA)	191,354	4,888,157
Small Cap Growth, Class NAV, JHF II (Redwood)	318,077	5,311,890
Small Cap Stock, Class NAV, JHF II (Wellington)	91,284	804,214
Small Cap Value, Class NAV, JHF II (Wellington)	489,671	9,533,899
U.S. Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	3,313,927	31,846,841
Value Equity, Class NAV, JHIT (Barrow Hanley)	356,081	4,016,595
Fixed income - 67.6%
Asia Pacific Total Return Bond, Class NAV, JHF II (JHAM) (B)(C)	4,833,114	46,832,879
Bond, Class NAV, JHSB (JHAM) (B)(C)	26,906,540	421,894,544
Core Bond, Class NAV, JHF II (Wells Capital)	32,804,002	420,875,349
Emerging Markets Debt, Class NAV, JHF II (JHAM) (B)(C)	13,885,236	127,466,464
Floating Rate Income, Class NAV, JHF II (Bain Capital)	12,015,067	99,484,757
Global Bond, Class NAV, JHF II (PIMCO)	520,801	6,640,211
High Yield, Class NAV, JHBT (JHAM) (B)(C)	18,396,266	62,363,342
Real Return Bond, Class NAV, JHF II (PIMCO)	981,229	10,626,714
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	9,299,134	87,783,829
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	1,494,388	13,852,977
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	2,045,277	21,393,599
Strategic Income Opportunities, Class NAV, JHF II (JHAM) (B)(C)	23,367,015	241,848,605
Total Return, Class NAV, JHF II (PIMCO)	2,307,868	30,856,194
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	1,797,654	19,738,236
Alternative and specialty - 5.2%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	4,262,400	39,384,576
Diversified Real Assets, Class NAV, JHIT (Deutsche/JHAM/Wellington) (B)(E)	3,989,326	39,933,155
Infrastructure, Class NAV, JHIT (Wellington) (G)	3,254,225	40,873,064
Seaport Long/Short, Class NAV, JHIT (Wellington)	335,972	3,776,321
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,048,695,888)		$2,106,671,661
UNAFFILIATED INVESTMENT COMPANIES - 7.1%
Equity - 0.4%
Fidelity International Index Fund	221,684	8,865,140
Fixed income - 6.7%
Fidelity Inflation Protected Bond Index Fund	16,292,312	159,501,732
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $167,226,314)		$168,366,872

MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 4.5%
U.S. Government - 4.5%
U.S. Treasury Bill, 2.347%, 04/25/2019 *	2,481,000	$2,477,130
U.S. Treasury Bill, 2.361%, 05/09/2019 *	37,895,000	37,800,349
U.S. Treasury Bill, 2.381%, 06/27/2019 *	836,000	831,251
U.S. Treasury Bill, 2.390%, 05/30/2019 *	14,429,000	14,373,369
U.S. Treasury Bill, 2.395%, 06/13/2019 *	22,789,000	22,679,588
U.S. Treasury Bill, 2.396%, 06/13/2019 *	23,270,000	23,158,278
U.S. Treasury Bill, 2.398%, 06/13/2019 *	6,346,000	6,315,532
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3851% (F)	5,209	5,209
TOTAL SHORT-TERM INVESTMENTS (Cost $107,636,971)		$107,640,706
Total Investments (Multimanager Lifestyle Conservative Portfolio) (Cost $2,323,559,173) - 100.0%		$2,382,679,239
Other assets and liabilities, net - 0.0%		(33,054)
TOTAL NET ASSETS - 100.0%		$2,382,646,185

Percentages are based upon net assets.

Security Abbreviations and Legend

JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHIT II	John Hancock Investment Trust II
JHIT III	John Hancock Investment Trust III
JHETF	John Hancock Exchange-Traded Fund Trust
JHSB	John Hancock Sovereign Bond Fund
JHBT	John Hancock Bond Trust
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	Non-income producing.
(E)	Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.
(F)	The rate shown is the annualized seven-day yield as of 3-31-19.
(G)	Formerly known as Enduring Assets Fund.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	7

Notes to Fund’s investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the portfolios use the following valuation techniques: Except for investments in exchange-traded funds (ETFs), investments by the portfolios in affiliated underlying funds and/or other open-end management investment companies are valued at their respective NAVs each business day. ETFs held by the portfolios are valued at the last sale price or official closing price on the exchange or principal market where the security trades. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios’ Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of March 31, 2019, all investments held in the Multimanager Lifestyle Aggressive Portfolio are categorized as Level 1 under the hierarchy described above. All investments held in the Multimanager Lifestyle Growth Portfolio, Multimanager Lifestyle Balanced Portfolio, Multimanager Lifestyle Moderate Portfolio, and Multimanager Lifestyle Conservative Portfolio are categorized as Level 1, with the exception of U.S. Government securities which are categorized as Level 2, under the hierarchy described above.

Investment in affiliated underlying funds. The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, a portfolio’s investment may represent a significant portion of each underlying funds’ net assets.

Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, by the fund from its investments in affiliated underlying funds is as follows:

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Multimanager Lifestyle Aggressive Portfolio
Absolute Return Currency	2,443,805	—	(24,898)	2,418,907	—	—	$2,235	($26,424)	$22,350,701
Blue Chip Growth	6,290,949	—	(343,398)	5,947,551	—	—	(1,795,276)	35,837,550	236,415,145
Capital Appreciation	9,834,142	—	(768,538)	9,065,604	—	—	(3,148,123)	25,311,989	139,700,953
Capital Appreciation Value	14,137,720	29,092	(427,229)	13,739,583	—	—	41,668	16,535,199	153,471,142
Disciplined Value	7,584,242	22,152	(29,671)	7,576,723	—	—	21,066	12,727,272	148,655,309
Disciplined Value International	8,006,002	9,459,594	(345,178)	17,120,418	—	—	(585,439)	6,562,261	204,760,200
Diversified Real Assets	13,007,555	—	(643,404)	12,364,151	—	—	(736,094)	16,896,344	123,765,150
Emerging Markets	15,056,809	—	(15,056,809)	—	—	—	54,544,440	(44,423,486)	—
Emerging Markets Equity	15,737,620	10,983,239	—	26,720,859	—	—	—	22,037,753	283,775,518
Equity Income	10,845,980	161,429	(122,996)	10,884,413	$988,016	—	29,808	18,245,458	195,048,679
Financial Industries	3,603,404	—	(76,631)	3,526,773	—	—	156,000	5,852,892	61,189,503
Fundamental Global Franchise	2,843,648	—	(216,028)	2,627,620	—	—	228,684	3,953,359	29,455,620
Fundamental Large Cap Core	3,976,340	282,911	(259,668)	3,999,583	—	—	(1,239,347)	27,317,228	182,180,984
Global Equity	5,896,826	—	(308,148)	5,588,678	—	—	34,751	8,402,487	62,593,192

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Global Focused
Strategies	3,292,526	—	(41,750)	3,250,776	—	—	(33,268)	1,659,205	31,500,020
Global Shareholder Yield	3,602,773	22,957	(54,203)	3,571,527	252,763	—	(10,280)	3,544,603	39,536,805
Global Thematic
Opportunities	1,068,000	5,391,678	(58,102)	6,401,576	—	—	35,954	5,347,139	70,417,340
Greater China
Opportunities	455,796	—	(20,988)	434,808	—	—	(29,396)	1,217,083	9,204,881
Health Sciences	10,870,928	82,702	(501,619)	10,452,011	—	—	(191,296)	6,917,915	48,706,371
International Growth	5,997,334	—	(407,573)	5,589,761	—	—	186,368	18,567,331	149,973,287
International Growth Stock	5,820,605	—	(1,581,089)	4,239,516	—	—	3,047,977	6,129,686	56,131,196
International Small Cap	4,346,164	—	(3,742,958)	603,206	—	—	16,423,890	(9,059,232)	10,465,618
International Small Company	7,342,885	3,495,482	(190,462)	10,647,905	—	—	(195,362)	6,561,803	109,353,988
International Strategic Equity Allocation	32,200,543	27,679	(285,875)	31,942,347	—	—	(327,654)	26,973,686	291,953,055
International Value	8,202,370	—	(8,202,370)	—	—	—	25,369,509	(15,330,305)	—
Mid Cap Stock	9,256,360	—	(669,158)	8,587,202	—	—	573,221	37,404,794	186,256,407
Mid Value	14,255,846	4,552	(540,385)	13,720,013	—	—	(1,287,294)	21,427,798	202,507,385
Multifactor Emerging Markets ETF	—	3,568,132	—	3,568,132	—	—	—	2,053,110	91,148,289
Multifactor Mid Cap ETF	—	332,796	—	332,796	—	—	—	53,628	11,694,451
Multifactor Small Cap ETF	—	465,634	—	465,634	—	—	—	(145,366)	12,059,921
New Opportunities	1,500,442	—	(1,500,442)	—	—	—	8,522,813	(3,462,836)	—
Science & Technology	11,052,297	—	(1,064,755)	9,987,542	—	—	(3,985,853)	11,107,933	37,253,531
Seaport	1,318,884	36,540	(22,726)	1,332,698	—	—	5,843	1,015,767	14,979,522
Small Cap Core	3,129,305	2,913,745	(400,829)	5,642,221	—	—	(880,143)	6,322,541	64,434,168
Small Cap Growth	2,164,107	1,801,195	(100,322)	3,864,980	—	—	(267,058)	5,357,468	64,545,172
Small Cap Stock	4,228,400	—	(3,764,917)	463,483	—	—	6,140,951	568,058	4,083,285
Small Cap Value	2,451,279	1,659,067	(124,603)	3,985,743	—	—	(244,889)	4,290,259	77,602,418
Small Company Value	1,215,772	—	(1,215,772)	—	—	—	6,398,560	(2,699,708)	—
Technical Opportunities	7,998,614	—	(6,634,554)	1,364,060	—	—	(6,862,369)	9,631,164	12,426,590
U.S. Strategic Equity Allocation	24,419,231	—	(833,663)	23,585,568	—	—	(622,053)	28,582,313	226,657,311
Value Equity	7,743,112	—	(170,039)	7,573,073	—	—	32,314	8,997,917	85,424,264

					$1,240,779	—	$99,354,858	$338,263,636	$3,751,677,371

Multimanager Lifestyle Growth Portfolio
Absolute Return Currency	13,859,438	207,738	(207,738)	13,859,438	—	—	($25,707)	($117,821)	$128,061,204
Asia Pacific Total Return Bond	6,756,455	103,004	(103,004)	6,756,455	—	—	(68,212)	2,472,329	65,470,049
Blue Chip Growth	13,770,294	1,352,441	(1,352,441)	13,770,294	—	—	(6,585,954)	87,951,616	547,369,203
Bond	26,345,200	426,215	(426,215)	26,345,200	$3,024,723	—	(268,791)	10,505,874	413,092,731
Capital Appreciation	21,312,628	3,181,501	(3,181,501)	21,312,628	—	—	(9,330,686)	64,191,773	328,427,598
Capital Appreciation Value	42,361,732	1,919,644	(1,919,644)	42,361,732	—	—	1,309,881	50,154,875	473,180,543
Core Bond	23,937,297	174,694	(174,694)	23,937,297	1,025,011	—	(92,930)	4,539,554	307,115,524
Disciplined Value	18,448,631	298,207	(298,207)	18,448,631	—	—	(114,893)	31,614,517	361,962,139
Disciplined Value International	40,272,400	577,828	(577,828)	40,272,400	—	—	(1,101,278)	17,958,552	481,657,903
Diversified Real Assets	31,476,047	1,963,360	(1,963,360)	31,476,047	—	—	(2,080,255)	43,655,386	315,075,233
Emerging Markets	—	28,984,249	(28,984,249)	—	—	—	149,827,729	(130,401,974)	—
Emerging Markets Debt	25,461,390	—	—	25,461,390	2,809,031	—	—	10,498,092	233,735,563

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Emerging Markets Equity	44,735,153	—	—	44,735,153	—	—	—	41,682,293	475,087,329
Equity Income	26,266,855	510,058	(510,058)	26,266,855	2,407,708	—	588,245	44,461,619	470,702,042
Financial Industries	9,128,043	165,977	(165,977)	9,128,043	—	—	345,092	15,134,302	158,371,552
Floating Rate Income	13,960,254	2,539,486	(2,539,486)	13,960,254	1,594,391	—	(265,660)	4,130,452	115,590,905
Fundamental Global Franchise	9,842,346	271,431	(271,431)	9,842,346	—	—	225,973	14,699,673	110,332,697
Fundamental Large Cap Core	7,605,139	899,795	(899,795)	7,605,139	—	—	(2,829,233)	58,119,793	346,414,102
Global Absolute Return Strategies	3,045,097	54,915	(54,915)	3,045,097	—	—	1,647	1,370,294	31,821,261
Global Bond	327,906	2,086,147	(2,086,147)	327,906	—	—	4,029,632	(3,466,440)	4,180,799
Global Equity	17,138,075	1,291,369	(1,291,369)	17,138,075	—	—	(55,263)	26,104,444	191,946,438
Global Shareholder Yield	13,026,657	449,610	(449,610)	13,026,657	923,905	—	121,175	13,006,099	144,205,094
Global Short Duration Credit	—	6,212,714	(6,212,714)	—	585,449	—	(2,681,120)	4,560,768	—
Global Thematic Opportunities	15,602,794	145,785	(145,785)	15,602,794	—	—	39,700	13,027,658	171,630,738
Health Sciences	21,427,664	1,253,760	(1,253,760)	21,427,664	—	—	(618,981)	14,451,149	99,852,913
High Yield (JHAM)	33,287,530	401,101	(401,101)	33,287,530	809,409	—	(236,143)	3,055,503	112,844,727
High Yield (WAMCO)	—	3,215,299	(3,215,299)	—	148,326	—	6,724,381	(5,070,319)	—
International Growth	13,151,384	919,416	(919,416)	13,151,384	—	—	530,407	43,540,608	352,851,633
International Growth Stock	10,280,945	5,601,974	(5,601,974)	10,280,945	—	—	7,766,747	15,087,836	136,119,709
International Small Cap	1,378,375	8,866,669	(8,866,669)	1,378,375	—	—	24,412,934	(6,548,438)	23,914,806
International Small Company	23,453,482	92,537	(92,537)	23,453,482	—	—	(141,582)	14,957,533	240,867,261
International Strategic Equity Allocation	81,497,474	2,679,243	(2,679,243)	81,497,474	—	—	(3,412,650)	72,170,824	744,886,913
International Value	—	19,157,665	(19,157,665)	—	—	—	56,384,511	(33,037,031)	—
Mid Cap Stock	20,959,934	889,782	(889,782)	20,959,934	—	—	1,763,853	89,559,202	454,620,977
Mid Value	33,245,758	792,841	(792,841)	33,245,758	—	—	(1,939,458)	50,424,951	490,707,382
Multifactor Emerging Markets ETF	8,482,819	—	—	8,482,819	—	—	—	4,686,840	216,694,460
Multifactor Mid Cap ETF	410,476	—	—	410,476	—	—	—	38,435	14,424,127
Multifactor Small Cap ETF	1,271,422	—	—	1,271,422	—	—	—	(691,855)	32,929,830
New Opportunities	—	3,441,169	(3,441,169)	—	—	—	11,798,912	(144,821)	—
Real Return Bond	1,109,774	16,981,402	(16,981,402)	1,109,774	—	—	(2,761,104)	8,164,743	12,018,847
Science & Technology	22,724,463	2,471,726	(2,471,726)	22,724,463	—	—	(10,276,209)	26,468,856	84,762,246
Seaport	2,311,531	22,263	(22,263)	2,311,531	—	—	9,142	1,768,312	25,981,609
Short Duration Credit Opportunities	13,277,078	309,401	(309,401)	13,277,078	1,209,911	—	(240,483)	3,388,023	125,335,617
Short Term Government Income	394,492	2,410,933	(2,410,933)	394,492	98,728	—	(221,045)	296,375	3,656,941
Small Cap Core	13,030,891	770,800	(770,800)	13,030,891	—	—	(1,575,582)	14,130,950	148,812,779
Small Cap Growth	7,610,611	349,390	(349,390)	7,610,611	—	—	(1,046,378)	11,229,696	127,097,201
Small Cap Stock	924,645	7,546,452	(7,546,452)	924,645	—	—	9,313,201	4,078,504	8,146,122
Small Cap Value	7,797,814	399,718	(399,718)	7,797,814	—	—	(916,797)	9,077,471	151,823,431
Small Company Value	—	2,526,673	(2,526,673)	—	—	—	11,916,074	(4,185,091)	—
Spectrum Income	3,196,195	9,545,050	(9,545,050)	3,196,195	590,583	—	2,725,679	1,016,695	33,432,200
Strategic Income Opportunities	33,158,620	426,047	(426,047)	33,158,620	2,458,326	—	(321,456)	11,086,862	343,191,721
Technical Opportunities	3,325,101	16,192,839	(16,192,839)	3,325,101	—	—	(16,992,983)	23,754,177	30,291,668
Total Return	2,168,133	13,728,452	(13,728,452)	2,168,133	—	—	1,241,655	3,224,242	28,987,944

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
U.S. High Yield Bond	3,347,091	84,273	(84,273)	3,347,091	413,398	—	31,371	1,656,329	36,751,057
U.S. Strategic Equity Allocation	63,964,202	2,586,862	(2,586,862)	63,964,202	—	—	(2,042,339)	78,085,840	614,695,984
Value Equity	18,451,612	427,690	(427,690)	18,451,612	—	—	188,347	21,874,939	208,134,187

					$18,098,899	—	$223,053,116	$903,451,068	$10,779,264,939

Multimanager Lifestyle Balanced Portfolio
Absolute Return Currency	15,427,559	—	(76,359)	15,351,200	—	—	($7,646)	($145,865)	$141,845,091
Asia Pacific Total Return Bond	10,908,033	601,321	(1,677,125)	9,832,229	—	—	(540,455)	4,628,763	95,274,302
Blue Chip Growth	11,137,303	—	(869,320)	10,267,983	—	—	(4,761,662)	64,339,614	408,152,326
Bond	42,187,390	12,932,468	(494,317)	54,625,541	$6,758,076	—	(313,664)	22,678,076	856,528,478
Capital Appreciation	18,152,001	—	(1,770,852)	16,381,149	—	—	(7,120,315)	47,548,612	252,433,510
Capital Appreciation Value	45,332,704	—	(2,679,256)	42,653,448	—	—	2,169,546	50,552,168	476,439,014
Core Bond	17,142,849	34,537,310	(212,286)	51,467,873	2,258,357	—	(102,976)	9,796,253	660,332,815
Disciplined Value	13,731,032	73,442	(586,438)	13,218,036	—	—	(214,052)	23,050,450	259,337,859
Disciplined Value International	14,433,348	13,874,870	(234,915)	28,073,303	—	—	(464,368)	11,451,766	335,756,704
Diversified Real Assets	27,876,873	—	(2,240,491)	25,636,382	—	—	(2,253,439)	36,717,811	256,620,187
Emerging Markets	18,043,457	—	(18,043,457)	—	—	—	91,339,424	(79,252,903)	—
Emerging Markets Debt	37,324,178	2,629,574	—	39,953,752	4,399,006	—	—	16,383,711	366,775,443
Emerging Markets Equity	19,747,457	7,525,535	—	27,272,992	—	—	—	26,303,502	289,639,175
Equity Income	19,439,789	115,881	(931,485)	18,624,185	1,719,829	—	(91,827)	32,650,862	333,745,404
Financial Industries	7,622,193	—	(134,184)	7,488,009	—	—	279,846	12,414,256	129,916,956
Floating Rate Income	34,814,445	651,581	(4,899,827)	30,566,199	3,476,760	—	(2,823,005)	11,189,565	253,088,132
Fundamental Global Franchise	11,816,003	—	—	11,816,003	—	—	—	17,487,684	132,457,390
Fundamental Large Cap Core	6,319,054	—	(606,238)	5,712,816	—	—	(2,630,185)	43,248,887	260,218,784
Global Absolute Return Strategies	3,147,811	—	(3,147,811)	—	—	—	1,154,446	—	—
Global Bond	4,092,293	—	(3,544,966)	547,327	—	—	6,405,383	(5,441,886)	6,978,414
Global Equity	17,717,033	—	(1,472,288)	16,244,745	—	—	56,512	24,986,777	181,941,147
Global Shareholder Yield	13,098,267	81,207	(617,379)	12,562,095	894,093	—	424,754	12,445,447	139,062,397
Global Short Duration Credit	11,555,477	617,561	(12,173,038)	—	1,162,061	—	(7,697,936)	11,431,260	—
Global Thematic Opportunities	1,327,000	6,767,274	(226,976)	7,867,298	—	—	132,718	6,588,910	86,540,280
Health Sciences	16,576,439	54,252	(1,345,418)	15,285,273	—	—	(602,773)	10,696,099	71,229,374
High Yield (JHAM)	28,332,527	35,697,829	(1,397,439)	62,632,917	1,584,123	—	(690,144)	6,246,051	212,325,587
High Yield (WAMCO)	6,271,708	37,436	(6,309,144)	—	291,250	—	13,205,561	(9,927,965)	—
International Growth	9,950,480	—	(814,928)	9,135,552	—	—	471,444	30,640,554	245,106,852
International Growth Stock	10,647,215	—	(3,566,865)	7,080,350	—	—	6,892,412	8,577,977	93,743,831
International Small Cap	6,342,572	—	(5,494,542)	848,030	—	—	11,215,365	(548,979)	14,713,312
International Small Company	10,704,763	2,681,809	—	13,386,572	—	—	—	9,464,486	137,480,092
International Strategic Equity Allocation	55,467,045	—	(2,659,853)	52,807,192	—	—	(2,994,720)	48,325,124	482,657,741
International Value	13,723,245	—	(13,723,245)	—	—	—	47,357,127	(30,491,632)	—
Mid Cap Stock	14,356,271	317,448	(1,926,896)	12,746,823	—	—	2,233,902	54,468,683	276,478,590
Mid Value	22,143,487	505,225	(1,287,945)	21,360,767	—	—	(2,446,719)	33,787,217	315,284,928
Multifactor Emerging Markets ETF	—	5,472,844	—	5,472,844	—	—	—	3,005,081	139,804,347

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Multifactor Mid Cap ETF	—	227,871	—	227,871	—	—	—	10,579	8,007,387
Multifactor Small Cap ETF	—	727,994	—	727,994	—	—	—	(402,916)	18,855,045
New Opportunities	2,037,042	—	(2,037,042)	—	—	—	9,206,589	(2,359,563)	—
Real Return Bond	35,088,585	2,420,969	(35,259,467)	2,250,087	—	—	(6,529,697)	17,848,718	24,368,444
Science & Technology	17,014,670	—	(2,001,543)	15,013,127	—	—	(3,167,945)	14,003,762	55,998,965
Seaport	2,398,641	15,131	(60,452)	2,353,320	—	—	54,518	1,790,804	26,451,318
Short Duration Credit Opportunities	29,205,476	1,640,209	(1,058,048)	29,787,637	2,929,540	—	(695,111)	8,604,889	281,195,297
Short Term Government Income	3,825,523	9,165	(3,253,264)	581,424	85,234	—	(275,301)	399,938	5,389,803
Small Cap Core	4,262,776	4,181,548	(354,205)	8,090,119	—	—	(728,535)	8,106,073	92,389,155
Small Cap Growth	3,407,806	2,742,572	(268,818)	5,881,560	—	—	(581,919)	8,503,766	98,222,059
Small Cap Stock	6,735,763	—	(6,028,658)	707,105	—	—	8,521,594	1,960,474	6,229,595
Small Cap Value	3,876,382	2,613,443	(347,512)	6,142,313	—	—	(438,099)	6,838,313	119,590,835
Small Company Value	2,021,078	—	(2,021,078)	—	—	—	12,628,291	(6,501,451)	—
Spectrum Income	28,272,680	127,667	(21,517,488)	6,882,859	1,322,054	—	7,064,637	1,336,965	71,994,707
Strategic Income Opportunities	51,557,069	23,729,933	(750,805)	74,536,197	5,571,321	—	(553,114)	24,896,592	771,449,634
Technical Opportunities	9,945,541	—	(8,270,004)	1,675,537	—	—	(8,014,159)	11,457,097	15,264,139
Total Return	37,395,321	—	(32,422,611)	4,972,710	—	—	(3,979,263)	14,590,711	66,485,130
U.S. High Yield Bond	6,361,438	271,082	(186,692)	6,445,828	799,881	—	4,444	3,357,127	70,775,196
U.S. Strategic Equity Allocation	62,571,476	—	(4,306,722)	58,264,754	—	—	(4,112,979)	74,785,952	559,924,288
Value Equity	13,424,831	—	(274,466)	13,150,365	—	—	141,942	15,569,819	148,336,123

					$33,251,585	—	$156,128,447	$770,094,065	$10,352,835,582

Multimanager Lifestyle Moderate Portfolio
Absolute Return Currency	6,273,317	—	(2,317,223)	3,956,094	—	—	($157,981)	$182,134	$36,554,309
Asia Pacific Total Return Bond	5,954,347	184,085	(69,467)	6,068,965	—	—	(38,117)	2,259,237	58,808,267
Blue Chip Growth	1,389,801	169,771	(122,032)	1,437,540	—	—	(696,515)	8,201,088	57,142,219
Bond	16,993,549	8,878,377	(208,278)	25,663,648	$2,819,160	—	(128,334)	9,769,095	402,406,001
Capital Appreciation	3,390,900	—	(367,160)	3,023,740	—	—	(1,639,993)	9,118,042	46,595,829
Capital Appreciation Value	13,469,950	21,750	(893,966)	12,597,734	—	—	189,160	15,302,643	140,716,686
Core Bond	19,640,764	12,441,752	(235,729)	31,846,787	1,431,932	—	(67,388)	7,691,216	408,594,276
Disciplined Value	2,046,898	1,078	(118,896)	1,929,080	—	—	(78,009)	3,472,815	37,848,547
Disciplined Value International	3,109,710	1,757,125	(78,258)	4,788,577	—	—	(165,530)	2,622,468	57,271,380
Diversified Real Assets	6,507,933	—	(514,685)	5,993,248	—	—	(414,156)	8,429,641	59,992,411
Emerging Markets	2,336,678	—	(2,336,678)	—	—	—	3,387,043	(1,858,929)	—
Emerging Markets Debt	14,515,086	1,124,572	—	15,639,658	1,721,457	—	—	6,404,534	143,572,064
Emerging Markets Equity	2,576,498	196,826	—	2,773,324	—	—	—	3,329,410	29,452,702
Enduring Assets	1,347,862	1,803	(84,791)	1,264,874	20,629	—	111,117	1,459,679	15,886,812
Equity Income	2,906,089	158,757	(154,719)	2,910,127	266,362	—	(129,458)	4,947,739	52,149,485
Floating Rate Income	14,781,644	175,846	(2,235,044)	12,722,446	1,455,402	—	(1,981,925)	5,520,908	105,341,853
Fundamental Global Franchise	3,864,464	—	(327,367)	3,537,097	—	—	(401,756)	6,121,162	39,650,861
Fundamental Large Cap Core	2,348,190	1,013	(519,062)	1,830,141	—	—	(1,737,527)	16,579,479	83,362,934
Global Absolute Return Strategies	1,420,910	—	(1,420,910)	—	—	—	530,973	(5,735)	—
Global Bond	3,475,234	—	(3,020,657)	454,577	—	—	4,794,988	(3,968,742)	5,795,854

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Global Equity	5,509,325	—	(455,936)	5,053,389	—	—	(31,664)	7,783,451	56,597,955
Global Shareholder Yield	3,949,817	24,402	(154,594)	3,819,625	268,664	—	139,575	3,758,162	42,283,245
Global Short Duration Credit	4,458,785	135,465	(4,594,250)	—	443,710	—	(1,619,116)	3,051,046	—
High Yield (JHAM)	11,146,926	13,345,697	(248,000)	24,244,623	613,787	—	(136,158)	2,301,949	82,189,273
High Yield (WAMCO)	2,457,258	14,722	(2,471,980)	—	114,538	—	2,803,893	(1,520,027)	—
International Growth	1,713,632	—	(129,254)	1,584,378	—	—	140,384	5,190,252	42,508,871
International Growth Stock	2,094,242	—	(925,294)	1,168,948	—	—	2,365,404	828,341	15,476,877
International Small Cap	1,070,864	—	(927,704)	143,160	—	—	1,081,022	745,123	2,483,824
International Small Company	1,814,583	570,687	—	2,385,270	—	—	—	1,624,180	24,496,726
International Strategic Equity Allocation	12,835,369	72,796	(842,879)	12,065,286	—	—	(896,997)	11,301,267	110,276,716
International Value	2,119,554	—	(2,119,554)	—	—	—	10,759,900	(8,202,385)	—
Mid Cap Stock	2,628,020	23,288	(428,045)	2,223,263	—	—	921,004	9,431,216	48,222,578
Mid Value	3,819,300	234,397	(273,499)	3,780,198	—	—	(68,964)	5,478,662	55,795,716
Multifactor Emerging Markets ETF	—	1,252,101	—	1,252,101	—	—	—	558,297	31,985,045
Real Return Bond	14,582,460	689,493	(14,340,859)	931,094	—	—	(2,385,367)	7,031,238	10,083,744
Seaport	795,487	—	(28,248)	767,239	—	—	21,780	585,343	8,623,769
Short Duration Credit Opportunities	10,689,738	272,389	(297,357)	10,664,770	1,051,865	—	(201,269)	3,073,636	100,675,430
Short Term Government Income	1,270,672	4,433	(1,108,494)	166,611	41,230	—	(101,818)	137,025	1,544,488
Small Cap Growth	707,687	375,155	(93,116)	989,726	—	—	(120,974)	1,744,243	16,528,425
Small Cap Stock	1,380,706	—	(1,236,924)	143,782	—	—	1,098,195	1,047,687	1,266,716
Small Cap Value	1,460,901	17,006	(143,301)	1,334,606	—	—	(267,984)	3,003,966	25,984,770
Spectrum Income	10,155,607	45,723	(7,740,699)	2,460,631	473,476	—	2,520,537	493,089	25,738,205
Strategic Income Opportunities	18,518,974	8,072,797	(131,747)	26,460,024	1,978,730	—	(117,531)	8,799,776	273,861,244
Total Return	18,914,881	—	(16,424,254)	2,490,627	—	—	(4,401,636)	9,731,229	33,299,678
U.S. High Yield Bond	2,499,498	58,711	(46,569)	2,511,640	310,359	—	(12,739)	1,330,363	27,577,807
U.S. Strategic Equity Allocation	12,216,361	—	(902,756)	11,313,605	—	—	(1,478,414)	15,137,681	108,723,744
Value Equity	1,957,494	—	(26,035)	1,931,459	—	—	9,704	2,283,043	21,786,859

					$13,011,301	—	$11,397,359	$202,305,737	$2,949,154,195

Multimanager Lifestyle Conservative Portfolio
Multimanager Lifestyle Conservative Portfolio
Absolute Return Currency	7,391,133	—	(3,128,733)	4,262,400	—	—	($205,960)	$253,421	$39,384,576
Asia Pacific Total Return Bond	4,778,425	106,945	(52,256)	4,833,114	—	—	(31,308)	1,791,576	46,832,879
Blue Chip Growth	137,392	1,920	(16,137)	123,175	—	—	(13,447)	729,112	4,896,197
Bond	16,521,333	10,958,477	(573,270)	26,906,540	$2,790,904	—	(207,252)	9,941,292	421,894,544
Capital Appreciation	611,751	—	(165,622)	446,129	—	—	(667,716)	1,970,080	6,874,848
Capital Appreciation Value	6,749,352	—	(614,526)	6,134,826	—	—	20,489	7,685,837	68,526,008
Core Bond	18,675,724	14,432,182	(303,904)	32,804,002	1,490,214	—	(69,431)	7,744,569	420,875,349
Disciplined Value	386,233	48,485	(22,543)	412,175	—	—	(35,620)	656,892	8,086,866
Disciplined Value International	971,878	575,605	(42,206)	1,505,277	—	—	(78,133)	843,062	18,003,108
Diversified Real Assets	4,452,575	15,768	(479,017)	3,989,326	—	—	(221,794)	5,654,735	39,933,155
Emerging Markets	823,200	—	(823,200)	—	—	—	1,181,534	(643,188)	—
Emerging Markets Debt	12,128,833	1,756,403	—	13,885,236	1,502,594	—	—	5,492,376	127,466,464

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Emerging Markets Equity	899,312	—	—	899,312	—	—	—	1,151,120	9,550,696
Enduring Assets	3,541,745	4,229	(291,749)	3,254,225	53,072	—	437,849	3,672,644	40,873,064
Equity Income	547,452	174,003	(32,906)	688,549	63,115	—	(54,303)	950,452	12,338,805
Floating Rate Income	14,540,253	168,098	(2,693,284)	12,015,067	1,391,187	—	(2,569,424)	6,027,709	99,484,757
Fundamental Global Franchise	1,932,672	—	(210,286)	1,722,386	—	—	(134,086)	2,994,441	19,307,948
Fundamental Large Cap Core	636,201	—	(287,558)	348,643	—	—	(856,677)	4,725,548	15,880,698
Global Absolute Return Strategies	1,565,997	—	(1,565,997)	—	—	—	586,197	(13,690)	—
Global Bond	4,057,551	—	(3,536,750)	520,801	—	—	5,659,398	(4,701,158)	6,640,211
Global Equity	2,629,614	—	(281,602)	2,348,012	—	—	(9,167)	3,668,891	26,297,734
Global Shareholder Yield	1,741,225	10,827	(57,122)	1,694,930	119,218	—	39,486	1,684,909	18,762,878
Global Short Duration Credit	3,390,169	57,228	(3,447,397)	—	333,006	—	(1,738,792)	2,818,582	—
High Yield (JHAM)	7,305,214	11,601,796	(510,744)	18,396,266	412,805	—	(48,769)	1,503,649	62,363,342
High Yield (WAMCO)	1,600,588	9,515	(1,610,103)	—	74,027	—	2,707,413	(1,870,643)	1
International Growth	549,365	—	(53,623)	495,742	—	—	10,721	1,686,721	13,300,767
International Growth Stock	741,006	—	(301,962)	439,044	—	—	745,693	334,561	5,812,947
International Strategic Equity Allocation	6,510,339	—	(506,363)	6,003,976	—	—	(597,141)	5,870,081	54,876,335
International Value	774,461	—	(774,461)	—	—	—	3,977,728	(3,051,910)	—
Mid Cap Stock	819,709	21,005	(164,786)	675,928	—	—	235,418	2,944,478	14,660,883
Mid Value	1,275,775	14,991	(107,261)	1,183,505	—	—	(137,233)	1,932,438	17,468,531
Multifactor Emerging Markets ETF	—	191,354	—	191,354	—	—	—	110,554	4,888,157
Real Return Bond	15,955,894	400,870	(15,375,535)	981,229	—	—	(4,583,878)	9,595,930	10,626,714
Seaport	357,443	—	(21,471)	335,972	—	—	11,500	258,187	3,776,321
Short Duration Credit Opportunities	10,776,516	105,277	(1,582,659)	9,299,134	991,854	—	(988,469)	3,824,868	87,783,829
Short Term Government Income	11,335,360	36,345	(9,877,317)	1,494,388	338,009	—	(5,148,627)	5,470,898	13,852,977
Small Cap Growth	—	326,287	(8,210)	318,077	—	—	246	56,062	5,311,890
Small Cap Stock	889,628	—	(798,344)	91,284	—	—	983,538	392,716	804,214
Small Cap Value	543,800	10,185	(64,314)	489,671	—	—	(148,173)	1,153,039	9,533,899
Spectrum Income	8,786,758	39,326	(6,780,807)	2,045,277	407,214	—	2,280,108	317,838	21,393,599
Strategic Income Opportunities	16,023,319	7,899,179	(555,483)	23,367,015	1,733,506	—	(240,163)	7,812,887	241,848,605
Total Return	18,097,995	—	(15,790,127)	2,307,868	—	—	(4,529,490)	9,614,778	30,856,194
U.S. High Yield Bond	1,635,665	199,080	(37,091)	1,797,654	222,028	—	7,636	837,300	19,738,236
U.S. Strategic Equity Allocation	3,678,464	—	(364,537)	3,313,927	—	—	(520,183)	4,588,295	31,846,840
Value Equity	357,471	—	(1,390)	356,081	—	—	(250)	418,657	4,016,595

					$11,922,753	—	($4,950,532)	$118,900,596	$2,106,671,661

For additional information on the portfolios’ significant accounting policies, please refer to the portfolios’ most recent semiannual or annual shareholder report.

More information

How to contact us

Internet	www.jhinvestments.com

Mail	Regular mail:	Express mail:
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

Phone	Customer service representatives	800-225-5291
	EASI-Line	800-338-8080
	TDD line	800-231-5469

	LSQ1	03/19
This report is for the information of the shareholders of John Hancock Multimanager Lifestyle Portfolios.		5/19